UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

File No. 333-151990

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 368	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	November 30, 2011

It is proposed that this filing will become effective (check appropriate box)
☐  immediately upon filing pursuant to paragraph (b)
☑  on November 30, 2011 pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account – II

Prospectus supplement dated November 30, 2011 to
Prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The following changes are made to the Nationwide Destination L Annuity:

1.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current price for the 7% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

2.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit or the 10% Spousal Continuation Benefit.

3.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the Lifetime Withdrawal Percentages are reduced for the 10% Lifetime Income Option and the 7% Lifetime Income Option.

4.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), election of a Spousal Continuation Benefit will reduce Lifetime Withdrawal Percentages associated with the elected Lifetime Income Option.

Accordingly, the following changes apply to your prospectus:

1.	The "Recurring Contract Expenses" table is deleted in its entirety and replaced with the following:

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 3
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge Administrative Charge	1.55% 0.20%
Death Benefit Options (assessed as an annualized percentage of Daily Net Assets) (eligible applicants may purchase one option)
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.20% 1.95%
One-Month Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.35% 2.10%
Combination Enhanced Death Benefit Option Total Variable Account Charges (including this option only)	0.45% 2.20%
Beneficiary Protector II Option (assessed as an annualized percentage of Daily Net Assets) Total Variable Account Charges (including this option only)	0.35% 4 2.10%
Lifetime Income Options (assessed annually as a percentage of the Current Income Benefit Base 5 ) :
10% Lifetime Income Option	1.20%
7% Lifetime Income Option	1.00%
5% Lifetime Income Option (no longer available)	1.00% 6
Spousal Continuation Benefits (assessed annually as a percentage of the Current Income Benefit Base 5 ) (eligible applicants may purchase the option that corresponds to the elected lifetime income option)

10% Spousal Continuation Benefit (not available in New York)	0.30% 7
7% Spousal Continuation Benefit	0.30% 8
5% Spousal Continuation Benefit (no longer available)	0.15%

3 On each contract's Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is $50,000 or less on such Contract Anniversary.  This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
4 In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

5 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender," later in this prospectus.
6 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.
7 The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
8 The 7% Spousal Continuation Benefit is only available for election if the 7% Lifetime Income Option is elected.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Spousal Continuation Benefit.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

2.	The "7% Lifetime Income Option" subsection of the "Charges and Expenses" section in "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application for contracts issued only in the State of New York.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the Contract Owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  For contracts issued before December 5, 2011   or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

3.	The "10% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section in "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election at the time of application if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.

If the Contract Owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011   or the date of state approval (whichever is later), no additional charge is associated with election of the 10% Spousal Continuation Benefit.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages.  The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

4.	The "7% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section in "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:

7% Spousal Continuation Benefit

The 7% Spousal Continuation Benefit is only available for election at the time of application if and when the 7% Lifetime Income Option is elected.  The 7% Spousal Continuation Benefit is only available in the State of New York.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application.

If the Contract Owner elects the 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the 7% Spousal Continuation Benefit.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages.  The charge is deducted at the same time and in the same manner as the 7% Lifetime Income Option charge.

5.	The "Lifetime Income Withdrawals" subsection of the "10% Lifetime Income Option" section is deleted in its entirety and replaced with the following:

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdrawal Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.

For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal) 1	Lifetime Withdrawal Percentage 2
45 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

1 The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.  See "Appendix D: State Variations" for more information.
2 For contracts issued on or after December 5, 2011   or the date of state approval (whichever is later), that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see "Spousal Continuation Benefit").

For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal) 1	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

1 The Contract Owner's age at the time of first withdrawal is different for contracts issued in the State of New York.  See "Appendix D: State Variations" for more information.

For contracts issued before May 1, 2010:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentage available at the highest age band if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the highest age band.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal, and on each 10% L.Inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdrawal the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although wtihdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

6.	The first 3 paragraphs of the "7% Lifetime Income Option" section in "Optional Contract Benefits, Charges and Deductions" are replaced with the following:

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application.  For most contracts, the determining life is that of the Contract Owner.  For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant.  If in addition to the Annuitant, a co-annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  The 7% Lifetime Income Option is only available for contracts issued in the State of New York.  The 7% Lifetime Income Option may not be elected if any other Lifetime Income Options are elected.  The 7% Lifetime Income Option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary, as opposed to treating the contract as his/her own for tax purposes.

In exchange for the 7% Lifetime Income Option, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.   The charge associated with the 7% Lifetime Income Option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein.  The charge will be assessed on each Contract Anniversary (the "7% L.Inc Anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

7.	The "Lifetime Income Withdrawals" subsection of the "7% Lifetime Income Option" section is deleted in its entirety and replaced with the following:

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdrawal Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following table:

For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage 1
50 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

1 For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see "Spousal Continuation Benefit").

For contracts issued before December 5, 2011 or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a surrender from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e ., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% L.Inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% L.Inc Anniversary without reducing the Current Income Benefit Base.  The ability to withdrawal the current benefit amount will continue until the earlier of the Contract Owner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

8.	The first paragraph of the "Spousal Continuation Benefit" section is replaced with the following:

At the time the 10%, 7% or 5% Lifetime Income Option is elected (at time of application), the Contract Owner may elect the corresponding 10%, 7% or 5% Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).

The charge associated with the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011   or the date of state approval (whichever is later), that elect the 10% Spousal Continuation Benefit, there is no additional charge associated with the option.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option as follows:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3.00%
59½ through 64	3.25%
65 through 80	4.25%
81 and older	5.25%

For contracts issued before December 5, 2011   or the date of state approval (whichever is later), that elected the 10% Spousal Continuation Benefit, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option.  The 10% Spousal Continuation Benefit is not available for contracts issued in the State of New York.

The charge associated with the 7% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  For contracts issued on or after December 5, 2011   or the date of state approval (whichever is later), that elect the 7% Spousal Continuation Benefit, there is no additional charge associated with the option.  However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option as follows:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.25%
65 through 80	4.25%
81 and older	5.25%

For contracts issued before December 5, 2011 or the date of state approval (whichever is later), that elected the 7% Spousal Continuation Benefit, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Lifetime Income Option.  The 7% Spousal Continuation Benefit is only available for contracts issued in the State of New York.

The charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.  The 5% Spousal Continuation Benefit is no longer available.

9.	The "Risks Associated with Electing the Spousal Continuation Benefit" subsection in the "Spousal Continuation Benefit" section is deleted in its entirety and replaced with the following:

Risks Associated with Electing the Spousal Continuation Benefit

There are situations where a Contract Owner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (Co-Annuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay any applicable charge until annuitization.

Note: Some states have different requirements relating to spousal benefits.  Please see "Appendix D: State Variations."

10.	The 9 th item listed in connection with New York in “Appendix D: State Variations” is replaced with the following:

The Lifetime Withdrawal Percentages associated with the 10% Lifetime Income Option are as follows:

For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.75%
65 through 80	4.75%
81 and older	5.75%

For contracts issued before December 5, 2011   or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	4.00%
65 through 80	5.25%
81 and older	6.25%

See the "Lifetime Income Withdrawals" subsection of "10% Lifetime Income Option" earlier in this prospectus.

INCORPORATION BY REFERENCE

The prospectus supplements dated June 3, 2011, June 10, 2011, June 24, 2011, July 12, 2011, and September 14, 2011, and the prospectus, statement of additional information, and Part C that were effective May 1, 2011, previously filed with the Commission under SEC file No. 333-151990 are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 1 st   day of November , 2011.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 1 st   day of November , 2011.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact